Total
Virtus KAR International Small-Mid Cap Fund
Virtus KAR International Small-Mid Cap Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 122 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 112 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR International Small-Mid Cap Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR International Small-Mid Cap Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.30%	0.31%	0.31%	0.20%
Total Annual Fund Operating Expenses		1.45%	2.21%	1.21%	1.10%
Less: Fee Waiver and/or Expense Reimbursement	[1]	none	(0.01%)	(0.01%)	none
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.45%	2.20%	1.20%	1.10%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 2.20% for Class C Shares and 1.20% for Class I Shares through January 31, 2025. Prior to January 31, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus KAR International Small-Mid Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 689	$ 323	$ 122	$ 112
3 Years	983	690	383	350
5 Years	1,299	1,184	664	606
10 Years	$ 2,190	$ 2,543	$ 1,465	$ 1,340

Expense Example, No Redemption - Virtus KAR International Small-Mid Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 689	$ 223	$ 122	$ 112
3 Years	983	690	383	350
5 Years	1,299	1,184	664	606
10 Years	$ 2,190	$ 2,543	$ 1,465	$ 1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. As of September 30, 2023, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $40.4 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining whether an issuer is economically tied to a non-U.S. country, the subadviser primarily considers: (i) whether at least 50% of the issuer’s revenues or profits are attributable to goods produced or sold, investments made, or services performed in, a non-U.S. country; (ii) whether the issuer has at least 50% of its assets in a non-U.S. country; and (iii) whether the principal exchange listing for the issuer’s securities or the issuer’s headquarters is in a non-U.S. country.

Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time.

Principal Risks
Risk Table - Virtus KAR International Small-Mid Cap Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk	> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
Sector Focused Investing Risk

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Focused Investment Risk (Industrial-Related Risk)

> Focused Investment Risk (Industrial-Related Risk): To the extent the fund focuses its investments in a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Limited Number of Investments Risk

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Equity-Linked Instruments Risk

> Equity-Linked Instruments Risk: The performance of equity-linked instruments is subject to similar risks to those of the referenced equity security, in addition to the risk that the equity-linked instruments fail to replicate the performance of the referenced equity security. Equity-linked instruments also expose the fund to counterparty risk, which could result in a loss of all or part of the fund’s investment.

Geographic Investment Risk

> Geographic Investment Risk: To the extent the fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk

> Geopolitical Risk: Some countries and regions in which the fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S.and world economies and markets generally, each of which may negatively impact the fund’s investments.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Preferred Stocks Risk	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q2:	23.20%	Worst Quarter:	2020, Q1:	-25.53%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus KAR International Small-Mid Cap Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	15.28%	4.65%	5.61%
Class C Shares	Return Before Taxes	21.07%	5.06%	5.44%
Class I Shares	Return Before Taxes	22.36%	6.13%	6.49%
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	22.36%	5.56%	5.66%
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.23%	4.86%	5.05%
Class R6 Shares	Return Before Taxes	22.44%	6.22%		7.09%	Nov. 12, 2014
MSCI All Country World ex USA Index (net)	MSCI All Country World ex USA Index (net) (reflects no deduction for fees, expenses or taxes)	15.62%	7.08%	3.83%	4.38%	Nov. 12, 2014
MSCI All Country World ex USA SMID Cap Index (net)	MSCI All Country World ex USA SMID Cap Index (net) (reflects no deduction for fees, expenses or taxes)	15.79%	7.07%	4.38%	5.04%	Nov. 12, 2014

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI All Country World ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.